RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE－13 RELATED PARTY TRANSACTIONS

In the ordinary course of business, during the financial years ended December 31, 2022, 2021 and 2020, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the financial years as presented (for the portion of such period that they were considered related):

	Financial Years ended December 31,
	2022	2021	2020
Nature of transactions	$’000	$’000	$’000

P4 Engineering Industrial Pte Ltd(1)
- Sale of goods	-	414	891
- Purchases of goods	945	640	1,906
- Land rental	404	207	506

Multi Ways Equipment Sdn Bhd(2)
- Sale of goods	-	151	1

MWE Investment Pte Ltd(3)
- Sale of goods	11	-	-

Yin Zhan Holding Pte Ltd(4)
- Sale of goods	-	5	488
- Purchases of goods	413	81	1,632

These related parties are controlled by the common directors and officers of the Company.

(1)	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
(2)	Ms. Maggie Lim and Mr. Nick Tan are the directors. Ms. Maggie Lim, Mr. Nick Tan and Mr. James Lim are the shareholders and hold 100% in Multi Ways Equipment Sdn Bhd.
(3)	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
(4)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the financial years presented.